Note 14 - Related Party Transactions	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of related party [text block]
14.	Related party transactions:

The Bank’s Board of Directors and Senior Executive Officers represent key management personnel and are related parties. At April 30, 2023, amounts due from these related parties totalled $1.5 million ( October 31, 2022 - $1.3 million) and an amount due from a corporation controlled by key management personnel totalled $2.7 million ( October 31, 2022 - $3.9 million). The interest rates charged on loans and advances to related parties are based on mutually agreed-upon terms. Interest income earned on the above loans for the three and six months ended April 30, 2023, was $25,000 ( April 30, 2022 - $23,000) and $49,000 ( April 30, 2022 - $48,000). There were no specific provisions for credit losses associated with loans issued to key management personnel ( October 31, 2022 - $nil), and all loans issued to key management personnel were current as at April 30, 2023. $500,000 of the Bank’s $5.0 million subordinated notes payable, issued in March 2019, are held by a related party (note 7).